Accounts payable and accrued liabilities (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities
Trade payable	$ 362,198	$ 448,206
Sales tax payable	653,792	345,036
Accrued liabilities	824,102	972,889
Total accounts payable	$ 1,840,092	$ 1,766,131